Mineral Properties, Plant and Equipment - Detailed Information About In Significant Royalty Arrangement Based On Gross Revenue (Detail)	12 Months Ended
Dec. 31, 2020
Mesquite | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of Net Smelter Returns To Royalty	0.50%
Mesquite | Bottom of range [member] | NSR based on gold price [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of Net Smelter Returns To Royalty	6.00%
Mesquite | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of Net Smelter Returns To Royalty	7.00%
Mesquite | Top of range [member] | NSR based on gold price [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of Net Smelter Returns To Royalty	9.00%
Castle Mountain
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of Net Smelter Returns To Royalty	2.65%
Los Filos
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of Net Smelter Returns To Royalty	3.00%
Los Filos | EBITDA [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of Net Smelter Returns To Royalty	1.50%
Los Filos | Gross Revenue [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of Net Smelter Returns To Royalty	0.50%
Aurizona
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of Net Smelter Returns To Royalty	1.50%
Aurizona | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of Net Smelter Returns To Royalty	3.00%
Aurizona | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of Net Smelter Returns To Royalty	5.00%
Fazenda | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of Net Smelter Returns To Royalty	0.75%
Fazenda | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of Net Smelter Returns To Royalty	1.50%
RDM | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of Net Smelter Returns To Royalty	1.00%
RDM | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of Net Smelter Returns To Royalty	1.50%
Pilar | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of Net Smelter Returns To Royalty	0.75%
Pilar | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of Net Smelter Returns To Royalty	1.50%